Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plans, Beginning Balance	$ (361)	$ (400)	$ (547)
Other Comprehensive Income (Loss), Defined Benefit Plans	(51)	(39)	(147)
Defined Benefit Plans, Ending Balance	(350)	(361)	(400)
Net Unrealized Gain on Securities, Beginning Balance	0	(58)
Unrealized loss on securities, net of tax	0	0	(58)
Net Unrealized Gain on Securities, Ending Balance	0	0	(58)
Foreign Currency Translation, Beginning Balance	(5,702)	(5,060)	(5,646)
Other comprehensive income (loss), Foreign Currency Translation	695	(642)	586
Foreign Currency Translation, Ending Balance	(5,007)	(5,702)	(5,060)
Accumulated Other Comprehensive Income (loss), Beginning Balance	(6,063)	(5,518)	(6,193)
Other comprehensive income (loss), net of tax	746	(603)	675
Accumulated Other Comprehensive Income (loss), Ending Balance	(5,357)	(6,063)	$ (5,518)
ASU 2016-01 Accounting for Cenovus Shares [Member] | Restatement Adjustment [Member]
Other comprehensive income (loss), net of tax		58
ASU 2018-02 [Member]
Other Comprehensive Income (Loss), Defined Benefit Plans	40
Accumulated Other Comprehensive Income (loss), Beginning Balance	(6,103)
Other comprehensive income (loss), net of tax	(40)
Accumulated Other Comprehensive Income (loss), Ending Balance		(6,103)
ASU 2018-02 [Member] | Restatement Adjustment [Member]
Accumulated Other Comprehensive Income (loss), Beginning Balance	$ (40)
Accumulated Other Comprehensive Income (loss), Ending Balance		$ (40)